NNN 2003 Value Fund, LLC
August 8, 2006
Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-0306
Attn: Karen J. Garnett, Esq.

Re:	NNN 2003 Value Fund, LLC Amendment No. 7 to Registration Statement on Form 10 (Registration Statement No. 000-51295)
Ladies and Gentlemen:
     Amendment No. 7 to NNN 2003 Value Fund, LLC’s registration statement on Form 10 (the “Form 10 Registration Statement”), which was initially filed with the Securities and Exchange Commission (the “Commission”) on May 2, 2005, is being submitted on behalf of NNN 2003 Value Fund, LLC, a Delaware limited liability company (the “Company”), in response to the Staff’s verbal comments regarding the prior performance tables and related disclosure made to Andrea Biller and Cora Lo in a telephone conference on August 2, 2006 with regard to Amendment No. 6 (“Amendment No. 6”) to the Company’s Form 10 Registration Statement.
     Courtesy copies of Amendment No. 7 will be delivered to you by the Company’s financial printer, Bowne & Co., Inc., together with blacklined copies that compare Amendment No. 7 to Amendment No. 6.
* * *
     The Company hereby acknowledges that:
•	the Company is responsible for the adequacy and accuracy of the disclosure in the above-referenced filing and Amendment thereto (together, the “Filing”);

•	Staff comments or changes to disclosure in response to Staff comments in the Filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the Filing; and

•	the Company represents that it will not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States.
1551 N. Tustin Avenue • Suite 200 • Santa Ana, California 92705
tel (714) 667-8252 • fax (714) 667-6860

     If you have any questions or require any additional information with respect to any of the matters discussed in this letter, please call the undersigned at (714) 667-8252.
     Thank you.

Sincerely,
/s/Andrea R. Biller
Andrea R. Biller, Esq.
(Triple Net Properties, LLC)

cc:	Jennifer Gowetski, Esq., Division of Corporation Finance Rick T. Hutton, Jr.